American Beacon Balanced Fund℠ | Class AMR Shares
American Beacon Balanced FundSM
Investment Objective
The Fund’s investment objective is income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Balanced Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.22%
Distribution and/or service (12b-1) fees		none
Other expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.34%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Balanced Fund℠ Class AMR Shares AMR	AMR	35	109	191	431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”). The Fund may invest in companies of all market capitalizations.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

  above-average earnings growth potential,
  below-average price to earnings ratio,
  below-average price to book value ratio, and
  above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund’s debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities, including U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government); U.S. and U.S. dollar-denominated foreign corporate debt securities, such as notes and bonds, mortgage-backed securities; asset-backed securities; master-demand notes and other debt securities. The Fund will only buy debt securities that are deemed by the sub-advisors to be investment grade at the time of the purchase. If an investment held by the Fund is downgraded below investment grade, the sub-advisors will take action that they believe to be advantageous to the Fund. The Fund has no limitations regarding the maturities of the debt securities it can buy.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy, or a combination of both strategies. The top-down fixed-income investment strategy is implemented as follows:

• Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

• Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

• Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

• Select specific debt securities within each security type.

• Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed-income investment strategy is implemented as follows:

• Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

• Evaluate credit quality of the securities.

• Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may invest cash balances in other investment companies and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, REITs, ADRs and U.S. dollar denominated foreign stocks trading on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates.

In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. ADRs are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. The Fund may also invest in U.S. dollar-denominated bonds issued by foreign companies or foreign governments. Investing in foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contract Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Interest Rate Risk

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The equity portion of the Fund’s portfolio is subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. The fixed-income portion of the Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open end funds, exchange traded funds (“ETFs”) and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small and Medium Capitalization Companies Risk

Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark. The table also shows how the Fund’s returns compare to the Barclays® Capital U.S. Aggregate Bond Index, which tracks the performance of fixed-rate debt securities. The Balanced Composite Index is composed of the Russell 1000 Value Index (60%) and the Barclays Capital U.S. Aggregate Bond Index (40%) to reflect the Fund’s allocation of its assets between equity securities and fixed-income securities. The Lipper® MTAG Funds Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return:13.75% (1/1/02 through 12/31/11) (2nd Quarter 2003) Lowest Quarterly Return: -11.03% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Balanced Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR Class	Return Before Taxes		2.06%	1.32%	5.49%
Russell 1000 Value Index		Russell 1000 Value Index	Indices (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	Indices (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Balanced Composite Index		Balanced Composite Index	Indices (reflects no deduction for fees, expenses or taxes)	3.68%	1.42%	5.02%
Lipper MTAG Funds Index		Lipper MTAG Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(0.53%)	1.32%	4.44%

American Beacon Large Cap Value Fund℠ | Class AMR Shares
American Beacon Large Cap Value FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Large Cap Value Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.23%
Distribution and/or service (12b-1) fees		none
Other expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.34%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Large Cap Value Fund℠ Class AMR Shares AMR	AMR	35	109	191	431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies have market capitalizations within the market capitalization range of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from $36 million to $417.5 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

  above-average earnings growth potential,
  below-average price to earnings ratio,
  below-average price to book value ratio, and
  above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.

Futures Contract Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 19.91% (1/1/02 through 12/31/11) (2nd Quarter 2003) Lowest Quarterly Return: -21.51% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Large Cap Value Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR Class	Return Before Taxes		(2.10%)	(2.01%)	5.02%
Russell 1000 Value Index		Russell 1000 Value Index	Indices (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
Lipper® Large-Cap Value Funds Index		Lipper® Large-Cap Value Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(2.17%)	(2.26%)	2.58%

American Beacon Large Cap Growth Fund℠ | Class AMR Shares
American Beacon Large Cap Growth FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Large Cap Growth Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.54%
Distribution and/or service (12b-1) fees		none
Other expenses		0.21%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.76%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Large Cap Growth Fund℠ Class AMR Shares AMR	AMR	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies have market capitalizations within the market capitalization range of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from $36 million to $417.5 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”) that the investment sub-advisors believe have above-average growth potential.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One sub-advisor attempts to construct a portfolio of attractively priced companies with demonstrated records of above-average profitability and accelerating earnings trends. The sub-advisor employs a disciplined decision-making process to create and manage a somewhat concentrated growth-oriented equity portfolio. The cornerstone of its process is a quantitative model that is designed to identify and rank large market capitalization companies with above-average historical rates of profitability and strong financial characteristics. Candidates identified by the quantitative model are subjected to rigorous fundamental analysis in order to develop a diversified portfolio of equities that the sub-advisor believes has above-average growth potential.

The other sub-advisor employs a multi-step investment process in selecting a portfolio of company stocks expected to provide long-term above-average earnings growth. The process includes a quantitative screen of companies in the Russell 1000 Index and other companies with market caps exceeding $4 billion. A qualitative analysis emphasizes competitive advantage in a company’s respective industry sector. In addition, a fundamental active analysis is conducted on the remaining stock candidates’ income statements, projections and the sub-advisor’s proprietary future earnings estimation. Finally, a price/earnings ratio valuation is employed relative to: (i) the Russell 1000 Growth Index, (ii) sector peers, (iii) the company’s sustainable future growth rate, and (iv) the company’s return-on-invested-capital.

The Fund may invest cash balances in other investment companies and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.

Futures Contract Risk

Futures contracts are a type of derivative instrument. A derivative refers to any financial investment whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative instrument may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short term capital gain distributions to shareholders, which are taxable as ordinary income.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open end funds, exchange traded funds (“ETFs”) and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 14.81% (1/1/02 through 12/31/11) (2nd Quarter 2003) Lowest Quarterly Return: -21.64% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Large Cap Growth Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR Class	Return Before Taxes		(5.02%)	(1.75%)	0.53%
Russell 1000 Growth Index		Russell 1000 Growth Index	Indices (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
Lipper® Large-Cap Growth Funds Index		Lipper® Large-Cap Growth Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(2.91%)	0.85%	1.43%

American Beacon Mid-Cap Value Fund℠ | Class AMR Shares
American Beacon Mid-Cap Value FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Beacon Mid-Cap Value Fund℠ Class AMR Shares AMR
Share class	AMR
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 180 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Mid-Cap Value Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.60%
Distribution and/or service (12b-1) fees		none
Other expenses		0.23%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.84%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Mid-Cap Value Fund℠ Class AMR Shares AMR	AMR	86	268	466	1,038

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies have market capitalizations within the market capitalization range of the companies in the Russell Midcap® Index at the time of investment. As of December 31, 2011 the market capitalizations of the companies in the Russell Midcap Index ranged from $36 million to $20.4 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

  above-average earnings growth potential,
  below-average price to earnings ratio,
  below-average price to book value ratio, and
  above-average dividend yields.

One sub-advisor invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, the sub-advisor seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. The sub-advisor’s portfolio will generally consist of 35 to 45 stocks.

The second sub-advisor invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. That sub-advisor looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

The third sub-advisor utilizes a classic value-driven philosophy based on the belief that leading businesses selling at a discount to fair value have the potential to generate excess returns. The strategy focuses on stocks that are temporarily out of favor in the market; specifically, companies with higher returns on capital, free cash flow and strong balance sheets. These companies often dominate a particular industry niche, generally have significant barriers to entry and, as a result, are able to perpetuate a higher return on capital over time.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs, and U.S. dollar denominated foreign stocks trading on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through American ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.

Futures Contract Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short term capital gain distributions to shareholders, which are taxable as ordinary income.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since smaller companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 24.48% (1/1/05 through 12/31/11) (3rd Quarter 2009) Lowest Quarterly Return: -21.44% (1/1/05 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Mid-Cap Value Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes AMR	AMR	Return Before Taxes		0.48%	1.00%	5.78%	Jun. 30, 2004
Russell Midcap Value Index		Russell Midcap Value Index	Indices (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	6.16%	Jun. 30, 2004
Lipper® Mid-Cap Value Funds Index		Lipper® Mid-Cap Value Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(4.50%)	0.28%	4.71%	Jun. 30, 2004

American Beacon Small Cap Value Fund℠ | Class AMR Shares
American Beacon Small Cap Value FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Small Cap Value Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.46%
Distribution and/or service (12b-1) fees		none
Other expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.57%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Small Cap Value Fund℠ Class AMR Shares AMR	AMR	58	183	318	713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively, “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index):

  above-average earnings growth potential,
  below-average price to earnings ratio, and
  below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stocks.

Futures Contract Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 24.93% (1/1/02 through 12/31/11) (2nd Quarter 2003) Lowest Quarterly Return: -25.60% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Small Cap Value Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR	Return Before Taxes		(3.79%)	1.12%	8.55%
Russell 2000 Value Index		Russell 2000 Value Index	Indices (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%
Lipper Small-Cap Value Funds Index		Lipper Small-Cap Value Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(4.82%)	0.41%	7.34%

American Beacon International Equity Fund℠ | Class AMR Shares
American Beacon International Equity FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Beacon International Equity Fund℠ Class AMR Shares AMR
Share class	AMR
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon International Equity Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.32%
Distribution and/or service (12b-1) fees		none
Other expenses		0.13%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.46%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon International Equity Fund℠ Class AMR Shares AMR	AMR	47	147	257	578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International® Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The Fund may invest in companies of all market capitalizations. The Fund may use futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

  above-average return on equity or earnings growth potential, below-average price to earnings or price to cash flow ratio, below-average price to book value ratio, and
  above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Currency Risk

Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities include common stocks and securities convertible into common stocks. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock, convertible securities and fixed income securities upon the liquidation or bankruptcy of the issuing company. In addition, convertible securities are subject to risk that the credit standing of the issuer may have an effect on the security’s investment value.

Foreign Investing Risk

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contracts and Foreign Currency Forward Contracts Risk

Futures contracts and foreign currency forward contracts are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Hedging Risk

Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to a Fund. In addition, the Manager or a sub-advisor may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® International Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 25.07% (1/1/02 through 12/31/11) (2nd Quarter 2009) Lowest Quarterly Return: -22.36% (1/1/02 through 12/31/11) (3rd Quarter 2002)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon International Equity Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR	Return Before Taxes		(11.35%)	(4.14%)	5.68%
MCSI EAFE Index		MCSI EAFE Index	Indices (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%
Lipper International Funds Index		Lipper International Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(14.48%)	(3.72%)	5.29%

American Beacon Emerging Markets Fund℠ | Class AMR Shares
American Beacon Emerging Markets FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	American Beacon Emerging Markets Fund℠ Class AMR Shares AMR
Share class	AMR
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon Emerging Markets Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.80%
Distribution and/or service (12b-1) fees		none
Other expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	1.32%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon Emerging Markets Fund℠ Class AMR Shares AMR	AMR	134	418	723	1,589

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

  are primarily listed on the trading market of an emerging market country;
  are headquartered in an emerging market country; or
  derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

• has an emerging stock market as defined by the International Finance Corporation;

• has a low- to middle-income economy according to the World Bank;

• is included in the IFC Investable Index or the Morgan Stanley Capital International® Emerging Markets Index; or

• has a per-capita gross national product of $10,000 or less.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts (collectively referred to as “stocks”). The Fund may invest in companies of all market capitalizations.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One sub-advisor combines a top-down country allocation investment approach with bottom-up stock selection. The sub-advisor first allocates its portion of the Fund’s assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The sub-advisor then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To attempt to manage risk, the sub-advisor emphasizes thorough macroeconomic and fundamental research.

The second sub-advisor utilizes a bottom-up investment strategy that is value-oriented and research-driven. The sub-advisor buys stocks that exhibit good value characteristics, strong business fundamentals and positive business momentum. The focus on business momentum helps the sub-advisor avoid the value trap, while bottom-up fundamental security analysis helps to verify their quantitative analysis. Lastly, they focus on the preservation of capital as they believe it is the key to long-term performance.

The third sub-advisor uses a Graham and Dodd based value oriented approach to managing emerging market equity investments. The strategy focuses on fundamental research at the company level and attempts to identify securities trading at significant discounts to their long term intrinsic value. This discount, or “margin of safety” is typically a by-product of short term price volatility and market inefficiency and the sub-advisor seeks to outperform the benchmark over the long-term by building concentrated portfolios of undervalued companies which they believe offer attractive long-term appreciation potential.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Currency Risk

Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Emerging Markets Risk

When investing in emerging markets, the risks mentioned below of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights, warrants and depository receipts. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date. Depository receipts are subject to certain of the risks associated with investing directly in foreign securities.

Foreign Investing Risk

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contracts and Foreign Currency Forward Contracts Risk

Futures contracts and foreign currency forward contracts are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Hedging Risk

Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Manager or a sub-advisor may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 35.55% (1/1/02 through 12/31/11) (2nd Quarter 2009) Lowest Quarterly Return: -26.31% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon Emerging Markets Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR	Return Before Taxes		(21.72%)	0.81%	13.08%
MSCI Emerging Markets Index		MSCI Emerging Markets Index	Indices (reflects no deduction for fees, expenses or taxes)	(18.43%)	2.40%	13.86%
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	(18.38%)	1.04%	13.26%

American Beacon High Yield Bond Fund℠ | Class AMR Shares
American Beacon High Yield Bond FundSM
Investment Objective
The Fund’s investment objective is high current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Beacon High Yield Bond Fund℠ Class AMR Shares AMR
Share class	AMR
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon High Yield Bond Fund℠ Class AMR Shares AMR
Share class		AMR
Management fees		0.44%
Distribution and/or service (12b-1) fees		none
Other expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses	[1]	0.61%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon High Yield Bond Fund℠ Class AMR Shares AMR	AMR	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.
Principal Investment Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services or Fitch Inc., and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by an investment sub-advisor. These types of securities are commonly referred to as “high yield bonds” or “junk bonds.” The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time. The Fund has no limitations regarding the maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly “blue chip” companies that have encountered some financial difficulties.

In selecting investments, the Fund’s sub-advisors utilize a bottom-up and research-driven investment process that relies heavily on internal research and fundamental credit analysis. The investment philosophy of each sub-advisor concentrates on identification of relative value and downside protection.

To a lesser extent, the Fund may invest in other securities, including investment grade securities, foreign securities, common and preferred stocks and convertible securities, in keeping with the Fund’s overall investment objective.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is designed primarily for investors seeking current income from a fund that invests mainly in a variety of high-yield, high-risk debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in below investment-grade debt securities and the price changes in those securities that can occur when interest rates change. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and rights and warrants. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Foreign Investing Risk

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

High Yield Securities Risk

Investing in high yield, non-investment grade bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Interest Rate Risk

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. For example, market risk involves the possibility that the value of the Fund’s investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s investments to decline, regardless of the financial conditions of the issuers held by the Fund. From time to time, certain investments held by the Fund may have limited marketability or contractual limitations on their resale and may be difficult to value and sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests, the Fund may have to sell them at a loss.

Market Timing Risk

Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small and Medium Capitalization Companies Risk

Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Unrated Securities

Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 19.38% (1/1/02 through 12/31/11) (2nd Quarter 2009) Lowest Quarterly Return: -18.46% (1/1/02 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns American Beacon High Yield Bond Fund℠ Class AMR Shares	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes AMR Class	AMR	Return Before Taxes		3.20%	5.52%	7.38%
JPMorgan® Global High-Yield Index		JPMorgan® Global High-Yield Index	Indices (reflects no deduction for fees, expenses or taxes)	5.73%	7.79%	9.28%
Lipper High Current Yield Bond Funds Index		Lipper High Current Yield Bond Funds Index	Indices (reflects no deduction for fees, expenses or taxes)	2.85%	5.13%	7.08%